Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company and its subsidiaries. Control is achieved when the Company:

●	has power over the investee;

●	is exposed, or has rights, to variable returns from its involvement with the investee; and

●	has the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss from the date the Group gains control until the date when the Group ceases to control the subsidiary.

Profit or loss and each item of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Non-controlling interests in subsidiaries are presented separately from the Group’s equity therein, which represent present ownership interests entitling their holders to a proportionate share of net assets of the relevant subsidiaries upon liquidation.

The following table lists the constituent companies in the Group.

Company name	Jurisdiction	Incorporation Date	Ownership
Brera Holdings PLC	Ireland	June 30, 2022	Group Holding Company
Brera Milano Srl	Italy	December 20, 2016	100% (via Brera Holdings PLC)
Fudbalski Klub Akademija Pandev	Macedonia	June 9, 2017	90% (via Brera Holdings PLC)

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are tangible assets that are held for use in the production or supply of goods or services, or for administrative purposes. Property, plant and equipment are stated in the consolidated statements of financial position at cost less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.

Costs include any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and, for qualifying assets, borrowing costs capitalized in accordance with the Group’s accounting policy. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Depreciation is recognized to allocate the cost of assets less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Depreciation is charged to allocate the cost of assets, over their estimated useful lives, using the straight-line method, on the following bases:

Years
Leasehold improvements	5
Furniture and fittings	5
Office equipment and software	5
Motor vehicles	5

Impairment on property, plant and equipment and right-of-use assets

Impairment on property, plant and equipment and right-of-use assets

At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment and right-of-use assets to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any).

The recoverable amount of property, plant and equipment and right-of-use assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit or a group of cash-generating units) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a cash-generating unit or a group of cash-generating units) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Provisions

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions for legal claims, service warranties and one-time termination benefits for certain employees are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as interest expense.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recognized and derecognized on a trade date/settlement date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

Financial assets and financial liabilities are initially measured at fair value except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets or financial liabilities at fair value through profit or loss (“FVTPL”)) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.

The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Financial assets

Classification and subsequent measurement of financial assets

Financial assets that meet the following condition are subsequently measured at amortized cost:

●	the financial asset is held within a business model whose objective is to collect contractual cash flows.

(i)	Amortized cost and interest income

Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost and debt instruments/receivables subsequently measured at FVTOCI. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset.

Impairment of financial assets subject to impairment assessment under IFRS 9

The Group performs impairment assessment under expected credit loss (“ECL”) model on financial assets (including trade and other receivables and loan receivables) which are subject to impairment assessment under IFRS 9. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

The Group always recognizes lifetime ECL for trade receivables. For all other instruments, the Group measures the loss allowance equal to 12m ECL, unless there has been a significant increase in credit risk since initial recognition, in which case the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

(ii)	Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

●	an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;
●	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;
●	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;
●	an actual or expected significant deterioration in the operating results of the debtor;
●	an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 120 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

Despite the foregoing, the Group assumes that the credit risk on a debt instrument has not increased significantly since initial recognition if the debt instrument is determined to have low credit risk at the reporting date. A debt instrument is determined to have low credit risk if (i) it has a low risk of default, (ii) the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and (iii) adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

In order to minimize the credit risk, management of the Company has created a team responsible for the determination of credit limits and credit approvals for customers.

(iii)	Definition of default

The Group considers for internal credit risk management purposes and based on historical experience, that an event of default to have occurred when there is information obtained from internal or external sources that indicates the debtor is unlikely to pay its creditors, including the Group.

(iv)	Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. These events include evidence that there is significant financial difficulty of the debtors, or it is becoming probable that the debtor will enter bankruptcy.

(v)	Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, e.g., when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.

(vi)	Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default (i.e., the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the original effective interest rate.

If the Group has measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measures the loss allowance at an amount equal to 12-month ECL at the current reporting date.

The Group recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and a collateralized borrowing for the proceeds received.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Financial liabilities and equity

Classification as debt or equity

Financial liabilities and equity instruments issued by the Group are classified according to the substance of the contractual arrangements entered into and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities. Equity instruments are recorded at the proceeds received, net of direct issue costs.

Financial liabilities

Financial liabilities including trade and other payables, loans from shareholders and borrowings are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost, using the effective interest method, with interest expense recognized on an effective yield basis, except for short-term payables when the recognition of interest would be immaterial.

Interest-bearing loans are initially recognized at fair value, and are subsequently measured at amortized cost, using the effective interest method.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Revenue from contracts with customers

Revenue from contracts with customers

Revenue is measured based on the consideration specified in a contract with a customer and recognized as and when control of a service is transferred to a customer.

A performance obligation represents a good or service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same.

Control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

●	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;

●	the Group’s performance creates or enhances an asset that the customer controls as the Group performs; or

●	the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct good or service.

A contract asset represents the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer that is not yet unconditional. It is assessed for impairment in accordance with IFRS 9. In contrast, a receivable represents the Group’s unconditional right to consideration, i.e., only the passage of time is required before payment of that consideration is due.

A contract liability represents the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

A contract asset and a contract liability relating to the same contract are accounted for and presented on a net basis.

Revenues are recognized upon the application of the following steps:

1. Identification of the contract or contracts with a customer.

2. Identification of the performance obligations in the contract.

3. Determination of the transaction price.

4. Allocation of the transaction price to the performance obligations in the contract; and

5. Recognition of revenue when, or as, the performance obligation is satisfied.

The Group enters into services agreements and statements of work which set out the details of the work streams for each project to be provided to the customers. The work streams are generally capable of being distinct and accounted for as separate performance obligations.

Revenue recognized from contracts with customers is disaggregated into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

●	In the past, the Group provided consultancy services by providing information about its clients, products and services to their customers. The objective was to help its clients on its market positioning, internal roles structuring and research for new partners. The service is viewed as one performance obligation and revenue is recognized over time by using the output method when the performance obligation is satisfied and measured by the value of the service performed to date. As the Company transitions to its current business model of multi-club sports management, we anticipate the consultancy services to be limited in future quarters.

Value of the service performed is determined based on the hours incurred times a fixed rate as stipulated in the contract. Any variabilities in the transaction price are resolved before each billing.

The Group has elected to apply the practical expedient provided in IFRS 15, to recognize revenue in the amount to which it has the right to invoice and has not disclosed the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period.

Interest income	Interest income Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable.
Leases

Leases

Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified on or after the date of initial application of IFRS 16 or arising from business combinations, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

The Group as a lessee

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to leases of motor vehicles that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. It also applies the recognition exemption for lease of low-value assets. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis or another systematic basis over the lease term.

Right-of-use assets

The cost of right-of-use asset includes:

●	the amount of the initial measurement of the lease liability;
●	any lease payments made at or before the commencement date, less any lease incentives received;
●	any initial direct costs incurred by the Group; and
●	an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term are depreciated from commencement date to the end of the useful life. Otherwise, right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

The Group presents right-of-use assets as a separate line item on the consolidated statements of financial position. As at June 30, 2023 the Group has EUR0 right-of-use assets.

Refundable rental deposits

Refundable rental deposits paid are accounted under IFRS 9 and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments and included in the cost of right-of-use assets.

Lease liabilities

At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable by the Group under residual value guarantees;
●	the exercise price of a purchase option if the Group is reasonably certain to exercise the option; and
●	payments of penalties for terminating a lease, if the lease term reflects the Group exercising an option to terminate the lease.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.

The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use assets) whenever:

●	the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.
●	the lease payments change due to changes in market rental rates following a market rent review/expected payment under a guaranteed residual value, in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

The Group presents lease liabilities as a separate line item on the consolidated statements of financial position.

Borrowing costs	Borrowing costs All borrowing costs are recognized in profit or loss in the period in which they are incurred.
Taxation

Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit/(loss) before tax because of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rate (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied to the same taxable entity by the same taxation authority.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Principles of consolidation and equity accounting

Principles of consolidation and equity accounting

Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group (see note 24).

Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

Associates

Associates are all entities over which the Group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see (iv) below), after initially being recognised at cost.

Joint arrangements

Under IFRS 11 Joint Arrangements investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

Equity method

Under the equity method of accounting, the investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 3 and note 24.

Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

●	fair values of the assets transferred.

●	liabilities incurred to the former owners of the acquired business.

●	equity interests issued by the Group.

●	fair value of any asset or liability resulting from a contingent consideration arrangement, and

●	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred.

The excess of the:

●	consideration transferred,

●	amount of any non-controlling interest in the acquired entity, and

●	acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill.

If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognised directly in profit or loss as a bargain purchase.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with changes in fair value recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognised in profit or loss.

Impairment of assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortisation and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the balance sheet.

Trade receivables

Trade receivables are recognised initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognised at fair value. They are subsequently measured at amortised cost using the effective interest method, less loss allowance. See note 9 for further information about the Group’s accounting for trade receivables and note 4 for a description of the Group’s impairment policies.

Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method.

Intangible assets: Goodwill

Goodwill is measured as described in the business combination note. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortised, but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments.

Other Intangible Assets

Player Contracts, Broadcasting Rights, Brands, and Customer Relationships were acquired as part of a business combination. They are recognised at their fair value at the date of acquisition and are subsequently amortised on a straight-line basis as follows:

Player contracts	2 years
Brands	10 years
Broadcasting Rights	5 years
Customer relationships	5 years

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”).

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.

Foreign exchange gains and losses that relate to borrowings are presented in the statement of profit or loss, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within other gains/(losses).

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss, and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet.

●	income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

●	all resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received, and the Group will comply with all attached conditions.

Investments and other financial assets

Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI). The Group reclassifies debt investments when and only when its business model for managing those assets changes.

Recognition and derecognition

Regular way purchases and sales of financial assets are recognised on trade date, being the date on which the Group commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:

Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortised cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the statement of profit or loss.

FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognised in profit or loss. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss and recognised in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses), and impairment expenses are presented as separate line item in the statement of profit or loss.

FVPL: Assets that do not meet the criteria for amortised cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognised in profit or loss and presented net within other gains/(losses) in the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognised in other gains/(losses) in the statement of profit or loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

Impairment

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortised cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables, see note 4 for further details.

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a prepayment for liquidity services and amortised over the period of the facility to which it relates.

Borrowings are removed from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as other income or finance costs.

Where the terms of a financial liability are renegotiated and the entity issues equity instruments to a creditor to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognised in profit or loss, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued. Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Changes in accounting policies

New and amended standards and interpretations.

The following new standards and amendments were adopted by the Group for the first time in the current financial reporting period with no resulting impact to the consolidated financial statement:

Amendments to IFRS 9, IAS 39, and IFRS 7.

Forthcoming requirements

A number of new standards, amendments to standards and interpretations issued are not yet effective and have not been applied in preparing these financial statements. These new standards, amendments to standards and interpretations are not expected to have a material impact on the Group’s financial statements as the Group has no transactions that would be affected by these new standards and amendments.

The principal new standards, amendments to standards and interpretations are as follows:

●	IAS 1 Presentation of Financial Statements - effective 1 January 2023

●	IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors - effective 1 January 2023

●	IAS 12 Income Taxes (amended) - effective 1 January 2023

●	IA1 Presentation of Financial Statements - effective 1 January 2024

●	IAS 16 leases - effective 1 January 2024

There would not have been a material impact on the financial statements if these standards had been applied in the current year.